March 27, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

	RE:  Mercury Large Cap Series Funds, Inc.
	Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Securities Act File No.333-91227, Investment Company Act No. 811-09697)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury Large Cap Series Funds, Inc., (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that
	would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No.2 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No.2 to the Fund's Registration
	Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 28, 2001.

Very truly yours,

Mercury Large Cap Series Funds, Inc.



______________________
Alice A. Pellegrino
Secretary of the Fund